[Letterhead of State Street Research &
Management Company,
One Financial Center,
Boston, MA 02111]

                                                    September 4, 1997
Securities and Exchange Commission
450 Fifth Street N.W.
Judiciary Plaza
Washington, D.C. 20549

RE: State Street Research Securities Trust
    Securities Act of 1933 File No. 33-74628
    Investment Company Act of 1940 File No. 811-8322
    CIK No. 0000918572

Dear Sir or Madam:

     The undersigned, STATE STREET RESEARCH SECURITIES TRUST, a Massachusetts business trust, (the "Registrant"), does hereby certify as follows:

(1) That the forms of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 of the Securities Act of 1933, as amended (the "Securities Act"), would not have differed from that contained in the most recent amendment to the registration statement of the Registrant (Post-Effective Amendment No. 7 under the Securities Act; Amendment No. 8 under the Investment Company Act of 1940) for the State Street Research Intermediate Bond Fund and State Street Research Strategic Income Fund series of the Registrant; and

(2) That the text of the most recent amendment to the registrant's registration statement has been filed electronically (EDGAR accession number 0000950146-97-001387).

                                                STATE STREET RESEARCH
                                                SECURITIES TRUST

                                                By: /s/ Darman A. Wing
                                                Darman A. Wing
                                                Assistant Secretary

cc: John Hunt, Esq.
    Geoffrey R.T. Kenyon, Esq.
    Evelyn M. Talmo
     Goodwin, Procter & Hoar